John Hancock Mutual Funds

Supplement dated April 1, 2013 to the current Prospectus

Retirement Living Portfolios 2010 – 2050

Effective April 1, 2013, the Fund’s Investment Objective is revised and restated as follows:

To seek high total return through the fund’s target retirement date, with a greater focus on income beyond the target date. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Statutory Prospectus and/or Statement of Additional Information, as applicable, and retain it for future reference.

John Hancock Mutual Funds

Supplement dated April 1, 2013 to the current Prospectus

Retirement Choices Portfolios 2010 – 2050

Effective April 1, 2013, the Fund’s Investment Objective is revised and restated as follows:

To seek high total return until the fund’s target retirement date, with a greater focus on income as the target date approaches. Total return, commonly understood as the combination of income and capital appreciation, includes interest, capital gains, dividends and distributions realized over a given period of time.

You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Statutory Prospectus and/or Statement of Additional Information, as applicable, and retain it for future reference.

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